ROPES & GRAY LLP 1211 AVENUE OF THE AMERICAS NEW YORK, NY 10036-8704 WWW.ROPESGRAY.COM

November 30, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Pyxis Funds II (the “Registrant”)

Post-Effective Amendment No. 103 to Registration Statement on Form N-1A

(File Nos. 33-51308 and 811-7142)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Registrant pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 103 to the Registrant’s Registration Statement under the Securities Act and Amendment No. 105 to the Registrant’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 103/105”) for the Pyxis Energy and Materials Fund, a series of the Registrant (the “Fund”), including: (i) the Prospectus and Statement of Additional Information for the Fund, and (ii) the signature page.

This Amendment No. 103/105 is being filed in connection with the Registrant’s annual update. As has been designated on the facing sheet, it is intended that this Amendment No. 103/105 become effective on February 1, 2013 pursuant to paragraph (a)(1) of Rule 485 under the Securities Act.

Please direct any questions regarding the enclosed materials to the undersigned at 212-596-9209.

Sincerely,

/s/ Reid B. Adams

Reid B. Adams

cc:	Ethan Powell, Pyxis Capital, L.P.